CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Total USD ($)	Total CNY	Common Stock [Member] USD ($)	Common Stock [Member] CNY	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] CNY	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] CNY
Balance at Jun. 30, 2010		1,217,023,570		15,195		1,049,366,056		(88,951,624)		256,593,943		0
Balance (in shares) at Jun. 30, 2010				37,613,701
Issue of shares as employee compensation (note 13)		2,429,169		49		2,429,120		0		0		0
Issue of shares as employee compensation (note 13) (in shares)				150,000
Share repurchase (note 13)		(18,404,849)		(458)		(18,404,391)		0		0		0
Share repurchase (note 13) (in shares)				(1,375,478)
Exercise of share options		386,458		13		386,445		0		0		0
Exercise of share options (note 13) (in shares)		39,628		39,628
Net income (loss)		(407,992,772)		0		0		0		(411,337,044)		3,344,272
Share-based compensation		9,008,496		0		9,008,496		0		0		0
Cumulative translation adjustment, net of tax		(36,155,598)		0		0		(36,155,598)		0		0
Unrealized loss on available-for-sale investment, net of tax		(12,523,254)		0		0		(12,523,254)		0		0
Disposal of subsidiaries		18,301,552		0		0		18,301,552		0		0
Acquisition of subsidiaries		42,069,779		0		0		0		430,423		41,639,356
Dividend to non-controlling interests		0
Reclassification adjustment upon impairment		0
Balance at Jun. 30, 2011		814,142,551		14,799		1,042,785,726		(119,328,924)		(154,312,678)		44,983,628
Balance (in shares) at Jun. 30, 2011				36,427,851
Share repurchase (note 13)		(254,511)		(9)		(254,502)		0		0		0
Share repurchase (note 13) (in shares)				(26,195)
Exercise of share options		1,572,428		53		1,572,375		0		0		0
Exercise of share options (note 13) (in shares)		168,210		168,210
Net income (loss)		(47,678,598)		0		0		0		(53,557,885)		5,879,287
Share-based compensation		2,760,006		0		2,760,006		0		0		0
Cumulative translation adjustment, net of tax		(3,899,857)		0		0		(3,899,857)		0		0
Unrealized loss on available-for-sale investment, net of tax		(810,425)		0		0		(810,425)		0		0
Acquisition of subsidiaries		19,821,000		0		0		0		0		19,821,000
Dividend to non-controlling interests		(950,000)		0		0		0		0		(950,000)
Reclassification adjustment upon impairment		0
Balance at Jun. 30, 2012		784,702,594		14,843		1,046,863,605		(124,039,206)		(207,870,563)		69,733,915
Balance (in shares) at Jun. 30, 2012				36,569,866
Share repurchase (note 13)		(51,181)		(2)		(51,179)		0		0		0
Share repurchase (note 13) (in shares)				(5,875)
Net income (loss)	3,707,392	22,753,758		0		0		0		17,015,634		5,738,124
Share-based compensation		960,337		0		960,337		0		0		0
Cumulative translation adjustment, net of tax	(556,827)	(3,417,467)		0		0		(3,417,465)		0		0
Unrealized loss on available-for-sale investment, net of tax	(298,308)	(1,830,837)		0		0		(1,830,837)		0		0
Dividend to non-controlling interests	(237,464)	(1,457,414)		0		0		0		0		(1,457,414)
Reclassification adjustment upon impairment	940,017	5,769,262		0		0		5,769,262		0		0
Balance at Jun. 30, 2013	$ 131,558,812	807,429,054	$ 2,418	14,841	$ 170,719,321	1,047,772,763	$ (20,125,500)	(123,518,246)	$ (31,097,033)	(190,854,929)	$ 12,059,606	74,014,625
Balance (in shares) at Jun. 30, 2013			36,563,991